As filed with the Securities and Exchange Commission on July 22, 2016
1933 Act Registration No. 333-141768
1940 Act Registration No. 811-08651
CIK No. 0001055225

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 14
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 76
LLANY Separate Account R for Flexible Premium Variable Life Insurance
(Exact Name of Registrant)
Lincoln SVUL-IV
Lincoln PreservationEdge® SVUL
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, NY 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
(Name and Address of Agent for Service)
Copy to:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2015 was filed March 28, 2016.
It is proposed that this filing will become effective:
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on May 1, 2016 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be May 1, 2016.

Part A

The prospectus for Lincoln PreservationEdge SVUL is incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141768) filed on April 6, 2016 and to the definitive 497 Filing filed on April 29, 2016.

Part B

The Statement of Additional Information, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of LLANY Separate Account R for Flexible Premium Variable Life Insurance, is incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141768) filed on April 6, 2016 and to the definitive 497 Filing filed on April 29, 2016.

Supplement Dated July 22, 2016

To the Product Prospectus dated May 1, 2016 for:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln PreservationEdge® SVUL

This supplement makes a change to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference.

Changes to the “POLICY SUMMARY” section of the prospectus:

The following footnote has been added to the Maximum Charge of the Overloan Protection Rider in the Table II Periodic Charges Other Than Fund Operating Expenses under the “Charges and Fees” section:

Charge	When Charge Is Deducted	Amount Deducted
Overloan Protection Rider	One-time charge when benefit is elected

A Percentage of the then current Accumulation Value

Maximum Charge		5.0	%(1)

(1)           For Policies with applications signed on or after August 8, 2016, the charge is guaranteed at 3.0%. See the section headed “Rider Charges” in the Policy Charges and Fees section of this prospectus.

Changes to the “POLICY CHARGES AND FEES” section of the prospectus:

The following replaces the Overloan Protection Rider paragraph under the “Rider Charges” section:

Overloan Protection Rider.  There is a one-time charge for this rider if you choose to elect the benefit. For Policies with applications signed on or after August 8, 2016, this charge is 3.0% of the then current Accumulation Value. For all other Policies, this charge will not exceed 5.0% of the then current Accumulation Value.

Changes to the “YOUR INSURANCE POLICY” section of the prospectus:

The following replaces the Overloan Protection Rider description under the “Riders” section:

Overloan Protection Rider.  If this rider is issued with your Policy, you meet the requirements as described in the rider (see below) and you choose to take advantage of the benefit it provides, your Policy will not lapse due to insufficient value. It is a limited benefit, in that it does not provide any additional death benefit or any increase in Accumulation Value.  Also, it does not provide any type of market performance guarantee.

We will automatically issue this rider with your Policy. The benefit is not available to you if the Policy is a Modified Endowment Contract.  While there is no charge for adding this rider to your Policy, if you choose to exercise this benefit, there is a one-time charge shown in the Policy Specifications.  (See Policy Charges and Fees and Table II of this prospectus.)

In addition to the conditions mentioned above the following must be met at the time the benefit is exercised:

•                  Policy Indebtedness is larger than the Specified Amount;

•                  The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in Force”) as shown in the Policy Specifications;

•                  Any Insured identified in the Policy Specifications has attained the age shown as the “Minimum Attained Age” in the Policy Specifications;

•                  A level Death Benefit  must be in effect;

•                  The Policy’s Accumulation Value less Indebtedness must be enough to cover the charge as shown in the Policy Specifications;

•                  The ratio of Indebtedness to the Policy’s Accumulation Value must be between the Minimum and Maximum Value Threshold Percentages shown in the Policy Specifications (applies only  to Policies with applications signed on or after August 8, 2016);

•                  Both the guideline single premium and the guideline level premiums calculated under the Guideline Premium Test must be greater than zero (see the “Death Benefit Qualification Test” section of this prospectus) (applies only to Policies with applications signed on or after August 8, 2016);

•                  The sum of three Monthly Deductions and the election charge must exceed the Surrender Value. (Applies only to Policies with applications signed prior to August 8, 2016).

Once you exercise the benefit, the following changes will be made to your Policy:

1.  We will no longer allow premium payments, partial surrenders, or changes to the Specified Amount;

2.  All other riders will be terminated;

3.  No additional Monthly Deductions will be taken;

4.  No additional loans will be allowed (only applicable for Policies with applications signed prior to August 8, 2016).

5.  The Separate Account Value (also referred to the “Variable Account Value” in the rider), if any, will be transferred to the Fixed Account.  (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Automatic Rebalancing will end); and

6.  The Policy will become paid-up insurance (i.e. no further payments will be required) and the death benefit will be determined as provided by the Policy but will be no less than the greater of the following, less Indebtedness:

(i)   Indebtedness plus $10,000 (for Policies with applications signed on or after August 8, 2016) or Accumulation Value plus $10,000 (for Policies with applications signed prior to August 8, 2016)

Or;

(ii)  An amount determined by us equal to the amount required to qualify the Policy as life insurance under the Internal Revenue Code.

You should consult with a qualified tax advisor before exercising this rider, as there may be tax consequences.  Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above.  We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the rider.

PART C - OTHER INFORMATION
Item 26. EXHIBITS
(a)	Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(2)
(b)	Not applicable.
(c)	(1)	Principal Underwriting Agreement between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York.(3)
(d)	(1)	Form of Policy LN656, including Optional Methods of Settlement(8) and Policy Form LN699, including Optional Methods of Settlement—LR523.(6)
(2)	Accounting Value Rider—Policy Form LR519(8)
(3)	Overloan Protection Rider—Policy Form LR540(9)
(3)	Overloan Protection Rider—Policy Form LR616(17)
(e)	(1)	Application—LFF06300-18(12)
(f)	(1)	Articles of Incorporation of Lincoln Life & Annuity Company of New York(1)
(2)	Bylaws of Lincoln Life & Annuity Company of New York(1)
(g)	Form of Reinsurance Contracts(9)
(h)	Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:
(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (11)
(2)	AllianceBernstein Variable Products Series Fund, Inc.(5)
(3)	American Century Variable Portfolios, Inc.(14)
(4)	American Century Variable Portfolios II, Inc.(14)
(5)	American Funds Insurance Series(4)
(6)	Blackrock Variable Series Funds, Inc.(14)
(7)	Delaware VIP Trust(5)
(8)	Deutsche Investments VIT Funds(11)
(9)	Deutsche Variable Series II(4)
(10)	Fidelity Variable Insurance Products(5)
(11)	Franklin Templeton Variable Insurance Products Trust(5)
(12)	Janus Aspen Series(13)
(13)	JPMorgan Insurance Trust(16)
(14)	Legg Mason Partners Variable Equity Trust(5)
(15)	Lincoln Variable Insurance Products Trust(15)
(16)	M Fund, Inc.(11)
(17)	MFS Variable Insurance Trust(5)
(18)	MFS Variable Insurance Trust II(5)
(19)	Neuberger Berman Advisers Management Trust(11)
(20)	PIMCO Variable Insurance Trust(16)
(i)	(1)	Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(7)
(2)	Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004.(10)
(j)	Not applicable.

(k)	Opinion and Consent of John L. Reizian, Esq. (Filed Herewith)
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.
(o)	Not applicable.
(p)	Not applicable.
(q)	Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii)(16)

(1)	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 333-77496) filed on April 2, 2007.
(2)	Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.
(3)	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File 333-145531) filed on November 16, 2007.
(4)	Incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(5)	Incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(6)	Incorporated by reference to Post-Effective Amendment No. 6 on Form N-6 (File No. 333-115882) filed on December 19, 2008.
(7)	Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(8)	Incorporated by reference to Registration Statement on Form S-6 (File No. 333-90508) filed on June 14, 2002.
(9)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008.
(10)	Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.
(11)	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(12)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-155333) filed on November 13, 2008.
(13)	Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.
(14)	Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(15)	Incorporated by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(16)	Incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(17)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-207968) filed on November 12, 2015.

Item 27. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
George W. Henderson, III Granville Capital 300 North Greene Street Greensboro, NC 27401	Director
Mark E. Konen**	Executive Vice President and Director
M. Leanne Lachman 870 United Nations Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 South Crouse Avenue Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, Secretary and General Counsel
*	Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**	Principal business address is 150 Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 North Greene Street, Greensboro, NC 27401
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (Incorporated by reference to Post-Effective Amendment No. 15 on Form N-4 (File No. 333-170897) filed on June 30, 2016).
Item 29. Indemnification
(a)	Brief description of indemnification provisions:
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a)	Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account S for Flexible Premium Variable Life; Lincoln New York Account T Variable Annuity; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.
(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Andrew J. Bucklee*	Senior Vice President and Director
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director
Thomas O’Neill*	Senior Vice President and Chief Operating Officer
Carl R. Pawsat***	Interim Financial and Operation Principal
Nancy A. Smith*	Secretary
*	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087
**	Principal business address is 350 Church Street, Hartford, CT 06103
***	Principal business address is 100 North Greene Street, Greensboro, NC 27401
(c)	N/A
Item 31. Location of Accounts and Records
Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account R for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment Number 14 to the Registration Statement (File No.: 333-141768; 811-08651; CIK: 0001055225) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 22nd day of July, 2016.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

LLANY Separate Account R for Flexible Premium
Variable Life Insurance
(Registrant)

By	/s/ Joshua Durand
Joshua Durand
Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

By	/s/ Joshua Durand
Joshua Durand
Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 14 to the Registration Statement (File No.: 333-141768; 811-08651; CIK: 0001055225) has been signed below on July 22, 2016 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

	Signature	Title

	/s/ Dennis R. Glass *	President
Dennis R. Glass

	/s/ Ellen G. Cooper *	Executive Vice President, Chief Investment Officer and
	Ellen G. Cooper	Director

	/s/ Randal J. Freitag *	Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag

	/s/ George W. Henderson, III *	Director
George W. Henderson, III

	/s/ Mark E. Konen *	Executive Vice President and Director
Mark E. Konen

	/s/ M. Leanne Lachman *	Director
M. Leanne Lachman

	/s/ Louis G. Marcoccia *	Director
Louis G. Marcoccia

	/s/ Patrick S. Pittard *	Director
Patrick S. Pittard

*By:	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement

POWER OF ATTORNEY

We, the undersigned directors and/or officers of Lincoln Life & Annuity Company of New York, hereby constitute and appoint Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any Registration Statements and any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any amendment to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:

Lincoln Life & Annuity Flexible Premium Variable Life Account M: File No. 333-141782, 333-141788, 333-141789, 333-141785, 333-141790, 333-141779, 333-141767, 333-141771, 333-141775, 333-148917; 333-155333; 333-170383; 333-203099; 811-08559

LLANY Separate Account R for Flexible Premium Variable Life: File No. 333-141780, 333-141784, 333-141786, 333-141768, 333-141772, 333-141776; 333-149053; 811-08651

LLANY Separate Account S for Flexible Premium Variable Life: File No. 333-141777, 333-141773, 333-141769; 811-09257

Lincoln Life & Annuity Flexible Premium Variable Life Account Y: File No. 333-141781, 333-141783, 333-141787, 333-141770, 333-141774, 333-141778; 333-159954, 811-21029

Lincoln Life & Annuity Flexible Variable Life Account JA-B: 033-77496; 811-08470

Variable Annuities Separate Accounts:

Lincoln Life & Annuity Variable Annuity Account H: 333-141756, 333-141758, 333-141761, 333-141754, 333-141763, 333-141766, 333-171097; 333-176216; 333-181617; 811-08441

Lincoln Life & Annuity Variable Annuity Account L: 333-141755; 811-07785

Lincoln New York Account N for Variable Annuities: 333-141752, 333-141757, 333-141759, 333-141760, 333-141762, 333-145531, 333-149449; 333-171096; 333-175691; 333-176213; 333-181616; 333-186895; 333-193276; 333-193277; 333-193278; 811-09763

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature	Title

/s/ Dennis R. Glass	President and Director
Dennis R. Glass

/s/ Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
Ellen Cooper

/s/ Randal J. Freitag	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ George W. Henderson, III	Director
George W. Henderson, III

/s/ Mark E. Konen	Executive Vice President and Director
Mark E. Konen

/s/ M. Leanne Lachman	Director
M. Leanne Lachman

/s/ Louis G. Marcoccia	Director
Louis G. Marcoccia

/s/ Patrick S. Pittard	Director
Patrick S. Pittard

We, Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber, have read the foregoing Power of Attorney.  We are the person(s) identified therein as agent(s) for the principal named therein.  We acknowledge our legal responsibilities.

/s/ Delson R. Campbell
Delson R. Campbell

/s/ Scott C. Durocher
Scott C. Durocher

/s/ Kimberly A. Genovese
Kimberly A. Genovese

/s/ Daniel P. Herr
Daniel P. Herr

/s/ Donald E. Keller
Donald E. Keller

/s/ Brian A. Kroll
Brian A. Kroll

/s/ John L. Reizian
John L. Reizian

/s/ Lawrence A. Samplatsky
Lawrence A. Samplatsky

/s/ Stephen R. Turer
Stephen R. Turer

/s/ John D. Weber
John D. Weber

Version: January 2016